Annual Total Returns - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - Fidelity Advisor Global Capital Appreciation Fund - Fidelity Advisor Global Capital Appreciation Fund - Class A
Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	33.65%
Annual Return 2014	7.31%
Annual Return 2015	1.99%
Annual Return 2016	3.79%
Annual Return 2017	30.25%
Annual Return 2018	(18.14%)
Annual Return 2019	22.80%
Annual Return 2020	24.36%
Annual Return 2021	19.04%
Annual Return 2022	(24.70%)